Shareholders’ Equity (Deficit) (Details)					6 Months Ended			12 Months Ended
		Apr. 11, 2024 CNY (¥) shares	Apr. 11, 2024 USD ($) $ / shares shares	Nov. 13, 2023 shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 $ / shares shares
Shareholders’ Equity (Deficit) [Line Items]
Option exercised by employees					81,853	81,853
Exercise price per share (in Dollars per share) | $ / shares						$ 0.0002
Reverse stock split share					250,000,000	250,000,000
Share per share (in Dollars per share) | $ / shares						$ 0.0002
Cash proceeds (in Dollars)			$ 5,000,000		¥ 30,610,245	$ 4,295,090
Net proceeds		¥ 30,600,000	$ 4,300,000
Share issued, ESOP					4,603,090	4,603,090		4,684,943
Board of Directors Chairman [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares						99,999,999
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0002
Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
New issuance of shares		4,347,825	4,347,825
Ordinary shares	[1]					121,410,923		121,410,923
Exercise price per share (in Dollars per share) | $ / shares			$ 1.26
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]					$ 0.0002		$ 0.0002
Warrants outstanding			6,521,737
Ordinary shares issued	[1]					46,275,127		41,927,302
Ordinary shares outstanding	[1]					41,672,037		37,242,359
Class A Ordinary Shares [Member] | Kastle Limited [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares				5,189,500
Class B Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares	[1]					28,589,078		28,589,078
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]					$ 0.0002		$ 0.0002
Ordinary shares issued	[1]					28,589,078		28,589,078
Ordinary shares outstanding	[1]					28,589,078		28,589,078
Class A and Class B Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares issued						74,864,205		70,516,380
Ordinary shares outstanding						70,261,115		65,831,437
2022 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
New issuance of shares				5,189,500
Private Placement [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity (Deficit) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 1.15

[1]	After giving effect of the reverse stock split, see Note 11.